Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 29,452	$ 47,279
Prepaid expenses and other current assets	4,544	6,235
Assets held for sale		14,113
Total current assets	33,996	67,627
Non-current assets:
Property and equipment, net	8,625	9,007
Operating lease right of use assets	3,926	6,014
Other non-current assets	2,672	3,993
Total assets	49,219	86,641
Current Liabilities:
Accounts payable	7,778	10,058
Accrued expenses and other current liabilities	7,413	7,908
Operating lease liabilities, current	2,286	2,663
Liabilities related to assets held for sale		10,337
Total current liabilities	17,477	30,966
Non-current liabilities:
Operating lease liabilities, non-current	1,702	3,261
Total liabilities	19,179	34,227
Commitments and contingencies (Note 12)
Shareholders' equity:
Additional paid-in capital	503,756	500,781
Accumulated other comprehensive loss	(1,567)	(3,151)
Accumulated deficit	(472,286)	(445,353)
Total shareholders’ equity	30,040	52,414
Total liabilities and shareholders' equity	49,219	86,641
Deferred Shares One
Shareholders' equity:
Deferred shares, value	$ 137	$ 137